Loans Receivable, Net - Summary of Financing Receivable Past Due (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Total loans	¥ 3,675,492	¥ 2,750,808
0-30 days [Member]
Financing Receivable, Past Due [Line Items]
Total	39,609	31,206
31-60 days [Member]
Financing Receivable, Past Due [Line Items]
Total	21,041	21,398
61-90 days [Member]
Financing Receivable, Past Due [Line Items]
Total	17,651	20,817
Over 90 days [Member]
Financing Receivable, Past Due [Line Items]
Total	81,659	60,353
Financial Asset, Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	159,960	133,774
Financial Asset, Not Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total	¥ 3,515,532	¥ 2,617,034